Derivative Financial Instruments and Market Risks - Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notional amount [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	€ 15,053	€ 9,731	€ 11,278
Notional amount [member] | Forward currency sales [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	7,762	5,074	5,298
Notional amount [member] | Forward currency sales in USD [member] | Less than 1 year [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	5,500	3,542	3,356
Notional amount [member] | Forward currency sales in Japanese Yen [member] | Less than 1 year [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	973	867	1,036
Notional amount [member] | Forward Currency Sales In Australian Dollar [member] | Less than 1 year [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	196	281	254
Notional amount [member] | Forward currency purchases [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	7,291	4,657	5,980
Notional amount [member] | Forward currency purchases in USD [member] | Less than 1 year [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	4,165	242	3,967
Notional amount [member] | Forward currency purchases in Singapore Dollar [member] | Less than 1 year [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	2,022	2,281	878
Notional amount [member] | Forward currency purchases in Chinese Yuan Renminbi [member] | Less than 1 year [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	427	158	168
Fair value [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	37	68	3
Fair value [member] | Forward currency sales [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	17	86	(28)
Fair value [member] | Forward currency sales in USD [member] | Less than 1 year [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	38	50	(37)
Fair value [member] | Forward currency sales in Japanese Yen [member] | Less than 1 year [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	(24)	34
Fair value [member] | Forward Currency Sales In Australian Dollar [member] | Less than 1 year [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	5	1	5
Fair value [member] | Forward currency purchases [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	20	(18)	31
Fair value [member] | Forward currency purchases in USD [member] | Less than 1 year [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	(17)	(10)	30
Fair value [member] | Forward currency purchases in Singapore Dollar [member] | Less than 1 year [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure	€ 33	(23)	€ 5
Fair value [member] | Forward currency purchases in Chinese Yuan Renminbi [member] | Less than 1 year [member]
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Derivative financial instruments to manage financial exposure		€ 3